PROVISIONS AND CONTINGENT LIABILITIES - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 10,144,301	$ 12,691,198
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	744,077	826,699
Greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	1,498,132	3,778,824
Greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	5,036,939	5,609,521
Greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	2,135,249	1,489,899
Greater than 3 years and up to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	60,876	450,875
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 669,028	$ 535,380